Discretionary decisions and sources of estimation uncertainties (Tables)	12 Months Ended
Dec. 31, 2019
Discretionary decisions and sources of estimation uncertainties
Schedule of key assumptions of value-in-use calculations for cash generating unit

Key assumptions

in %

	North America		EMEA		Asia-Pacific		Latin America
	2019	2018	2019	2018	2019	2018	2019	2018
Average revenue growth in ten year projection period	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit	high-single-digit	high-single-digit	mid-single-digit	mid-single-digit
Residual value growth	1.00	1.00	1.00	1.00	4.00	4.00	2.95	3.45
Pre-tax WACC	7.71	7.42	8.73	9.46	6.79	7.81	10.45 - 20.02	11.93 - 16.75
After-tax WACC	6.00	5.99	6.25	6.86	6.04	6.61	8.06 - 17.63	8.70 - 13.52

Schedule that shows the amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount	Sensitivity analysis Change in percentage points

	Latin America
	2019	2018
Pre-tax WACC	1.87	0.27
Operating income margin of each projection year	(2.03)	(0.32)
Residual value growth	(2.13)	(0.47)

Schedule of the composition of trade accounts receivable

Composition of trade accounts and other receivables

	December 31,
	2019	2018

U.S. Government health care programs	30%	31%
U.S. commercial payors	15%	14%
U.S. hospitals	4%	4%
Self-pay of U.S. patients	2%	3%
Other North America segment payors	4%	3%
Product customers and health care payors outside the North America Segment	45%	45%
Total	100%	100%